Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis

As at December 31, 2015	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (1)	Carrying Amount

Risk Management
Risk Management Assets
Current	$1	$356	$37	$394	$(27)	$367
Long-term	-	11	-	11	-	11
Risk Management Liabilities
Current	-	31	12	43	(27)	16
Long-term	-	-	9	9	-	9

Other Derivative Liabilities
Current in accounts payable and accrued liabilities	$-	$6	$-	$6	$-	$6
Long-term in other liabilities and provisions	-	23	-	23	-	23

As at December 31, 2014	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (1)	Carrying Amount

Risk Management
Risk Management Assets
Current	$-	$718	$-	$718	$(11)	$707
Long-term	-	67	-	67	(2)	65
Risk Management Liabilities
Current	6	14	11	31	(11)	20
Long-term	-	2	7	9	(2)	7

(1)Netting to offset derivative assets and liabilities where the legal right and intention to offset exists, or where counterparty master netting arrangements contain provisions for net settlement.

Summary Of Changes In Level 3 Fair Value Measurements

	Risk Management
	2015	2014

Balance, Beginning of Year	$(18)	$(7)
Total gains (losses)	18	(19)
Purchases, issuances and settlements
Purchases	-	-
Settlements	16	8
Transfers in and out of Level 3	-	-
Balance, End of Year	$16	$(18)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$24	$(13)

Quantitative Information About Unobservable Inputs Used In Level 3

As at December 31	Valuation Technique	Unobservable Input	2015	2014

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$34.50 - $40.25	$40.70 - $48.50
Risk Management - WTI Three-Way Options	Option Model	Implied Volatility	33% - 64%	-